October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.9%
Corporate — 5.9%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$1,015	$ 1,093,247
California — 0.4%
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)(c)	100	80,000
District of Columbia — 2.9%
Tobacco — 2.9%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(d)	5,400	525,992
Iowa — 5.5%
Corporate — 5.5%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,013,820
Puerto Rico — 4.1%
State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	88	83,204
Series A-1, Restructured, 5.00%, 07/01/58	517	502,131
Series A-2, Restructured, 4.78%, 07/01/58	129	121,311
Series A-2, Restructured, 4.33%, 07/01/40	60	58,170
Total Municipal Bonds in Puerto Rico		764,816
Virginia — 137.5%
County/City/Special District/School District — 31.7%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	543,892
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	94	93,878
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(e)	225	198,521
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	250,161
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	500	540,326
5.00%, 04/01/45	1,000	1,066,298
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,855,035
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	235	235,046
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,000	1,081,334
		5,864,491
Education — 9.2%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	110	110,431
(NPFGC), 5.25%, 01/01/31	1,000	1,084,648
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	500,088
		1,695,167
Security	Par (000)	Value
Health — 24.9%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(f)	$70	$ 72,733
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/52	1,000	1,005,406
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	144,572
Series A, 5.00%, 11/01/48	500	520,551
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	250	260,349
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,079,068
Virginia Small Business Financing Authority, Refunding RB, Series A, 5.50%, 12/01/54	500	511,649
Winchester Economic Development Authority, Refunding RB, 5.00%, 01/01/44	1,000	1,000,912
		4,595,240
Housing — 24.0%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	999,933
Series B, 5.00%, 03/01/65	1,000	1,010,371
Series F, (HUD SECT 8), 5.35%, 11/01/58	1,000	1,047,665
Series G, 5.15%, 11/01/52	600	615,947
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	767,927
		4,441,843
State — 16.8%
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	1,002,826
4.00%, 02/01/43	500	494,120
Series A, 4.00%, 02/01/42	500	501,804
Series A, (SAW), 4.00%, 09/01/47	605	576,450
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	534,864
		3,110,064
Tobacco — 6.3%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	885	741,634
Series B-2, Convertible, 5.20%, 06/01/46(e)	500	430,408
		1,172,042
Transportation — 10.7%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	1,001,967
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	245	240,974
AMT, 5.00%, 12/31/56	755	734,968
		1,977,909
Utilities — 13.9%
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	533,765

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$ 969,159
Prince William County Service Authority, Refunding RB, 5.00%, 07/15/55	1,000	1,064,158
		2,567,082
Total Municipal Bonds in Virginia		25,423,838
Total Long-Term Investments — 156.3% (Cost: $28,568,873)		28,901,713

	Shares
Short-Term Securities
	Money Market Funds — 5.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(g)(h)	952,078	952,173
	Total Short-Term Securities — 5.1% (Cost: $952,117)	952,173
	Total Investments — 161.4% (Cost: $29,520,990)	29,853,886
	Other Assets Less Liabilities — 1.1%	198,447
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.5)%	(11,557,050)
	Net Assets Applicable to Common Shares — 100.0%	$ 18,495,283

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,106,159	$ —	$ (153,986)(a)	$ —	$ —	$ 952,173	952,078	$ 6,548	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 28,901,713	$ —	$ 28,901,713
Short-Term Securities
Money Market Funds	952,173	—	—	952,173
	$952,173	$28,901,713	$—	$29,853,886
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bonds
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation